Summary of Significant Accounting Policies - Schedule of Revenue by Revenue Source (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues:
Revenues	¥ 806,877	$ 110,541	¥ 669,503	¥ 884,066
Al And Other Segments [Member]
Revenues:
Revenues	289,689	39,687	219,369	186,679
Al And Other Segments [Member] | Advertising agency services
Revenues:
Revenues	78,036	10,691	89,275	83,111
Al And Other Segments [Member] | Multi-cloud Management Services
Revenues:
Revenues	87,242	11,952	87,747	77,956
Al And Other Segments [Member] | Sale and rental of robots and other AI hardware products
Revenues:
Revenues	111,577	15,286	22,034	5,289
Al And Other Segments [Member] | Technical, AI application services and others
Revenues:
Revenues	12,834	1,758	20,313	20,323
Internet Services | Online Advertising
Revenues:
Revenues	184,655	25,298	109,339	355,289
Internet Services | Internet value-added services
Revenues:
Revenues	¥ 332,533	$ 45,556	¥ 340,795	¥ 342,098